Information on geographical areas (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of geographical areas [abstract]
Summary of Additional Information by Country

Additional information by country
2018
Geographical area	Country/Tax jurisdiction	Name of principalsubsidiary	Main (banking) activity	Averagenumber ofemployeesat full timeequivalentbasis	TotalIncome	Totalassets	Resultbeforetax	Taxation
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	13,600	6,130	259,387	1,973	738
Belgium	Belgium	ING België N.V.	Wholesale / Retail	8,248	2,838	120,287	898	285
	Luxemburg	ING Luxembourg S.A.	Wholesale / Retail	791	315	13,310	199	50
Rest of Europe	Poland	ING Bank Slaski S.A	Wholesale / Retail	8,829	1,229	33,040	525	128
	Germany	ING DiBa A.G.	Wholesale / Retail	4,625	2,315	144,861	1,203	397
	Romania	Branch of ING Bank N.V.	Wholesale / Retail	2,269	403	7,112	183	25
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,201	600	23,757	195	71
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	911	231	16,991	–101	–24
	UK	Branch of ING Bank N.V.	Wholesale	672	505	64,016	180	44
	France [1]	Branch of ING Bank N.V.	Wholesale / Retail	620	323	12,063	111	45
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	277	82	1,449	25	3
	Czech Republic	Branch of ING Bank N.V.	Wholesale / Retail	306	106	6,278	39	10
	Hungary	Branch of ING Bank N.V.	Wholesale	141	40	1,227	5	3
	Slovakia	Branch of ING Bank N.V.	Wholesale	571	14	487	–0	1
	Ukraine	PJSC ING Bank Ukraine	Wholesale	109	36	368	22	3
	Austria	Branch of ING DiBa A.G.	Wholesale / Retail	235	85	753	18	6
	Bulgaria	Branch of ING Bank N.V.	Wholesale	69	9	360	–0	–
	Ireland	Branch of ING Bank N.V.	Wholesale	47	68	2,868	65	8
	Portugal	Branch of ING Bank N.V.	Wholesale	11	18	905	13	4
	Switzerland	Branch of ING België N.V.	Wholesale	244	257	8,266	169	35
North America	Canada	Payvision Canada Services Ltd.	Wholesale	1	3	2	0	0
	USA	ING Financial Holdings Corp.	Wholesale	617	736	61,440	343	61
Latin America	Brazil	Branch of ING Bank N.V.	Wholesale	88	35	1,974	16	9
	Colombia	ING Capital Colombia S.A.S.	Wholesale	3	1	2	–	–
	Mexico	ING Consulting, S.A. de C.V.	Wholesale	8	1	2	–2	–
Asia	China	Branch of ING Bank N.V.	Wholesale	86	37	2,107	3	7
	Japan	Branch of ING Bank N.V.	Wholesale	32	36	2,300	19	5
	Singapore	Branch of ING Bank N.V.	Wholesale	546	340	32,222	176	21
	Macau	Payvision Macau Ltd.	Wholesale
	Hong Kong	Branch of ING Bank N.V.	Wholesale	122	110	6,975	52	8
	Philippines	Branch of ING Bank N.V.	Wholesale	878	17	395	0	3
	South Korea	Branch of ING Bank N.V.	Wholesale	80	55	4,299	14	3
	Taiwan	Branch of ING Bank N.V.	Wholesale	33	23	2,839	7	0
	Indonesia	PT ING Securities Indonesia	Wholesale	3	0	6	–0	–
	Malaysia	Branch of ING Bank N.V.	Wholesale	5	1	139	0	0
	India	Branch of ING Bank N.V.	Wholesale	–	–	1	–	–0
	Turkey	ING Bank A.S.	Wholesale / Retail	4,709	678	11,521	245	50
	United Arabic Emirates	Branch of ING Bank N.V.	Wholesale	11	–0	0	–1	–
Australia	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	1,234	647	39,673	389	118
Other	Mauritius	ING Mauritius Ltd.	Investment Management		1	920	1
Total				52,233	18,324	884,603	6,986	2,116

  Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.5 million.

Additional information by country
2017
Geographical area	Country/Tax jurisdiction	Name of principalsubsidiary	Main (banking) activity	Averagenumber ofemployeesat full timeequivalentbasis	TotalIncome	Totalassets	Resultbeforetax	Taxation
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	13,141	6,396	239,342	2,940	812
Belgium	Belgium	ING België N.V.	Wholesale / Retail	8,893	3,041	119,068	1,093	455
	Luxemburg	ING Luxembourg S.A.	Wholesale / Retail	777	298	14,748	68	27
Rest of Europe	Poland	ING Bank Slaski S.A	Wholesale / Retail	8,664	1,119	29,976	444	112
	Germany	ING DiBa A.G.	Wholesale / Retail	4,587	2,477	138,185	1,405	448
	Romania	Branch of ING Bank N.V.	Wholesale / Retail	1,968	314	5,940	135	23
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,135	509	23,858	97	25
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	838	336	16,728	–4	7
	UK	Branch of ING Bank N.V.	Wholesale	603	550	78,573	324	76
	France [1]	Branch of ING Bank N.V.	Wholesale / Retail	591	310	10,678	93	32
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	270	136	1,607	78	20
	Czech Republic	Branch of ING Bank N.V.	Wholesale / Retail	245	–5	5,640	–55	–11
	Hungary	Branch of ING Bank N.V.	Wholesale	146	32	1,003	–	2
	Slovakia	Branch of ING Bank N.V.	Wholesale	497	14	677	2	1
	Ukraine	PJSC ING Bank Ukraine	Wholesale	106	30	321	9	2
	Austria	Branch of ING DiBa A.G.	Wholesale / Retail	225	80	682	25	–1
	Bulgaria	Branch of ING Bank N.V.	Wholesale	70	9	268	–2	–
	Ireland	Branch of ING Bank N.V.	Wholesale	43	57	2,337	47	6
	Portugal	Branch of ING Bank N.V.	Wholesale	11	14	667	9	3
	Switzerland	Branch of ING België N.V.	Wholesale	204	224	9,737	145	38
North America	Canada	Payvision Canada Services Ltd.	Wholesale	–	–	2	–	–
	USA	ING Financial Holdings Corp.	Wholesale	564	724	42,873	371	134
Latin America	Brazil	Branch of ING Bank N.V.	Wholesale	78	47	1,184	16	4
	Colombia	ING Capital Colombia S.A.S.	Wholesale	2	1	2	–	–
	Mexico	ING Consulting, S.A. de C.V.	Wholesale	8	1	2	–2	–
Asia	China	Branch of ING Bank N.V.	Wholesale	81	35	2,298	7	–2
	Japan	Branch of ING Bank N.V.	Wholesale	35	33	2,238	17	11
	Singapore	Branch of ING Bank N.V.	Wholesale	512	297	25,803	133	9
	Hong Kong	Branch of ING Bank N.V.	Wholesale	108	94	7,850	55	7
	Philippines	Branch of ING Bank N.V.	Wholesale	604	18	322	6	2
	South Korea	Branch of ING Bank N.V.	Wholesale	82	55	4,602	21	6
	Taiwan	Branch of ING Bank N.V.	Wholesale	33	23	3,910	11	–
	Indonesia	PT ING Securities Indonesia	Wholesale	5	1	6	–	–
	Malaysia	Branch of ING Bank N.V.	Wholesale	5	–	29	–1	–
	India	Branch of ING Bank N.V.	Wholesale	–	1	2	1	–
	Turkey	ING Bank A.S.	Wholesale / Retail	5,221	741	13,798	267	54
	United Arabic Emirates	Branch of ING Bank N.V.	Wholesale	10	–	–	–2	–
Australia	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	1,143	577	37,982	330	235
Other	Mauritius	ING Mauritius Ltd.	Investment Management		1	939
Total				51,504	18,590	843,878	8,085	2,539

1 Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.5 million

Additional information by country
2016
Geographical area	Country/Tax jurisdiction	Name of principalsubsidiary	Main (banking) activity	Averagenumber ofemployeesat full timeequivalentbasis	TotalIncome	Totalassets	Resultbeforetax	Taxation
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	13,660	6,367	292,255	1,941	493
Belgium	Belgium	ING België N.V.	Wholesale / Retail	9,348	3,057	131,431	457	109
	Luxemburg	ING Luxembourg S.A.	Wholesale / Retail	793	274	10,783	138	32
Rest of Europe	Poland	ING Bank Slaski S.A	Wholesale / Retail	8,735	992	26,581	379	90
	Germany	ING DiBa A.G.	Wholesale / Retail	4,341	2,117	134,902	1,187	377
	Romania	Branch of ING Bank N.V.	Wholesale / Retail	1,806	288	5,456	123	21
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,116	498	23,309	197	51
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	833	376	15,920	100	33
	UK	Branch of ING Bank N.V.	Wholesale	599	504	29,830	290	154
	France [1]	Branch of ING Bank N.V.	Wholesale / Retail	613	280	8,614	56	18
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	276	118	2,008	69	7
	Czech Republic	Branch of ING Bank N.V.	Wholesale / Retail	220	77	3,653	40	8
	Hungary	Branch of ING Bank N.V.	Wholesale	152	37	1,358	–1	3
	Slovakia	Branch of ING Bank N.V.	Wholesale	400	14	715	3	1
	Ukraine	PJSC ING Bank Ukraine	Wholesale	111	59	622	47	7
	Austria	Branch of ING DiBa A.G.	Wholesale / Retail	196	86	360	37	–4
	Bulgaria	Branch of ING Bank N.V.	Wholesale	76	9	274	–	–
	Ireland	Branch of ING Bank N.V.	Wholesale	42	53	1,910	54	7
	Portugal	Branch of ING Bank N.V.	Wholesale	11	14	642	10	3
	Switzerland	Branch of ING België N.V.	Wholesale	192	187	9,150	122	33
North America	Canada	Payvision Canada Services Ltd.	Wholesale	–	–	1	–	–
	USA	ING Financial Holdings Corp.	Wholesale	519	732	42,571	377	110
Latin America	Brazil	Branch of ING Bank N.V.	Wholesale	70	43	2,097	13	–
	Colombia	ING Capital Colombia S.A.S.	Wholesale	2	–	1	–	–
	Mexico	ING Consulting, S.A. de C.V.	Wholesale	7	1	2	–1	–
Asia	China	Branch of ING Bank N.V.	Wholesale	72	36	2,049	7	–2
	Japan	Branch of ING Bank N.V.	Wholesale	33	36	3,702	22	9
	Singapore	Branch of ING Bank N.V.	Wholesale	502	194	25,780	22	5
	Hong Kong	Branch of ING Bank N.V.	Wholesale	106	80	5,964	40	7
	Philippines	Branch of ING Bank N.V.	Wholesale	423	17	402	4	–2
	South Korea	Branch of ING Bank N.V.	Wholesale	87	46	4,107	14	–1
	Taiwan	Branch of ING Bank N.V.	Wholesale	32	15	2,484	3	1
	Indonesia	PT ING Securities Indonesia	Wholesale	5	1	7	–	–
	Malaysia	Branch of ING Bank N.V.	Wholesale	5	–	3	–	–
	India	Branch of ING Bank N.V.	Wholesale	–	–	2	–	–
	Turkey	ING Bank A.S.	Wholesale / Retail	5,497	757	15,864	225	45
	United Arabic Emirates	Branch of ING Bank N.V.	Wholesale	10	–	1	–2	–
Australia	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	1,053	505	36,691	309	90
Other	Mauritius	ING Mauritius Ltd.	Investment Management		32	715	32
Total				51,943	17,902	842,216	6,314	1,705